Mortgage-Backed Securities Held to Maturity (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Mortgage-Backed Securities Held to Maturity (Textual) [Abstract]
Amortized cost on mortgage backed security	$ 891,000
Loss on sale of mortgage backed securities	$ 32,000